Insurance contracts and contingencies (Details) - Legal proceedings contingent liability [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance as of beginning of the year	R$ 195,854	R$ 148,287	R$ 53,139
Business combinations	152		80,252
Additions	18,336	73,909	24,744
Reversals	(109,981)	(26,342)	(9,848)
Balance as of ending of the year	104,361	195,854	148,287
Labour [Member]
IfrsStatementLineItems [Line Items]
Balance as of beginning of the year	22,484	25,490	4,519
Business combinations	64		16,597
Additions	3,424	2,300	5,418
Reversals	(3,251)	(5,306)	(1,044)
Balance as of ending of the year	22,721	22,484	25,490
Civil [Member]
IfrsStatementLineItems [Line Items]
Balance as of beginning of the year	24,664	22,928	13,280
Business combinations	88		6,017
Additions	5,875	7,911	5,101
Reversals	(9,327)	(6,175)	(1,470)
Balance as of ending of the year	21,300	24,664	22,928
Taxes [Member]
IfrsStatementLineItems [Line Items]
Balance as of beginning of the year	148,706	99,869	35,340
Business combinations			57,638
Additions	9,037	63,698	14,225
Reversals	(97,403)	(14,861)	(7,334)
Balance as of ending of the year	R$ 60,340	R$ 148,706	R$ 99,869